ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2011	2012
	RMB	RMB	US$
Accrued expenses	128,367	154,393	24,782
Accrued payroll	27,258	38,821	6,231
Taxes payable	8,462	36,576	5,871
Deposits from service providers	28,462	62,563	10,042
Payables to merchants participating in the marketplace program	33,548	82,434	13,232
Sales refund payable	18,743	9,596	1,540
Other payables	21,252	30,393	4,878

	266,092	414,776	66,576